Stock-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Granted	2,736,437	245,165
Weighted-average grant date fair value, granted	$ 2.76	$ 0.61
Vested	2,736,437	245,165
Weighted-average grant date fair value, vested	$ 2.76	$ 0.61
Weighted-average exercise price, per share	$ 0.01	$ 0.00
Weighted average remaining contractual term	6 years 7 months 13 days	6 years 7 months 24 days	0 years
Aggregate intrinsic value, outstanding	$ 1,505,313	$ 0
Of which vested	245,165	0
Weighted-average exercise price, vested, per share	$ 0.01	$ 0.00
Weighted average remaining contractual term, vested	6 years 7 months 13 days	6 years 7 months 24 days	0 years
Aggregate intrinsic value, vested	$ 1,505,313	$ 0
Weighted-average exercise price, granted, per share	$ 0.01	$ 0.01
Exercised or converted	(2,258,623)
Weighted-average exercise price, exercised or converted, per share	$ 0.01
Aggregate intrinsic value, exercised or converted, outstanding	$ 8,051,787
Forfeited or cancelled	(65,774)
Weighted-average exercise price, forfeited or cancelled, per share	$ 0.01
Weighted-average exercise price, per share	$ 0.01	$ 0.01	$ 0.00
Aggregate intrinsic value, outstanding	$ 2,487,960	$ 1,505,313	$ 0
Of which vested	657,205	245,165	0
Weighted-average exercise price, vested, per share	$ 0.01	$ 0.01	$ 0.00
Aggregate intrinsic value, vested	$ 2,487,960	$ 1,505,313	$ 0
Common Stock
Options outstanding	245,165	0
Exercised or converted	(1,231,981)
Options outstanding	657,205	245,165	0
Class F Shares
Non-vested Options outstanding	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0
Granted		23
Weighted-average grant date fair value, granted		$ 2.35
Vested		23
Weighted-average grant date fair value, vested		$ 2.35
Non-vested Options outstanding	0	0	0
Weighted-average grant date fair value, per share	$ 0	$ 0	$ 0